Fair Value Measurements Fair Value by Balance Sheet Grouping (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities	$ 1,115,627		$ 1,619,878
Held-to-maturity Securities	107,312		143,234
Loans held for sale	791,382		2,088,046
Loans Held-for-sale, Fair Value Disclosure	672,371		1,452,236
Time Deposits	3,663,346
Other borrowings	2,377,000		3,173,021
Loans Receivable, Allowance	59,417		78,921
Loans and Leases Receivable, Net Amount	13,189,034		12,422,987
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held to maturity securities	0		0
Loans Held-for-sale, Fair Value Disclosure	0	[1]	0
Loans Receivable, Fair Value Disclosure	0	[2]	0
Time deposits	0		0
Other borrowings	0	[3]	0
Trust preferred securities	0		0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held to maturity securities	107,921		143,730
Loans Held-for-sale, Fair Value Disclosure	49,619	[1]	642,437
Loans Receivable, Fair Value Disclosure	0	[2]	0
Time deposits	3,680,868		4,165,065
Other borrowings	2,353,858	[3]	3,085,174
Trust preferred securities	0		0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held to maturity securities	0		2,979
Loans Held-for-sale, Fair Value Disclosure	71,473	[1]	15,654
Loans Receivable, Fair Value Disclosure	12,266,499	[2]	11,716,283
Time deposits	0		0
Other borrowings	0	[3]	0
Trust preferred securities	86,220		78,112
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity Securities	107,312		143,234
Loans held for sale	119,011	[1]	635,810
Loans held for investment	12,153,835	[2]	11,589,233	[2]
Time Deposits	3,654,179		4,123,594
Other borrowings	2,377,000	[3]	3,050,698
Trust preferred securities	103,750		103,750
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held to maturity securities	107,921		146,709
Loans Held-for-sale, Fair Value Disclosure	121,092	[1]	658,091
Loans Receivable, Fair Value Disclosure	12,266,499	[2]	11,716,283	[2]
Time deposits	3,680,868		4,165,065
Other borrowings	2,353,858	[3]	3,085,174
Trust preferred securities	86,220		78,112
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans Held-for-sale, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans Held-for-sale, Fair Value Disclosure	613,459		1,452,236
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans Held-for-sale, Fair Value Disclosure	58,912		0
Aggregate Fair Value Under Fair Value Option [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans Held-for-sale, Fair Value Disclosure	672,371		1,452,236
Maturity up to 30 days [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Sold under Agreements to Repurchase, Carrying Amount			122,323
Lease financing receivables [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans and Leases Receivable, Net Amount	$ 1,035,199		$ 833,754

[1]	(1)The carrying value of loans held for sale excludes $672,371 and $1,452,236 in loans measured at fair value on a recurring basis as of December 31, 2013 and 2012, respectively.
[2]	(2)The carrying value of loans held for investment is net of the allowance for loan loss of $59,417 and $78,921 as of December 31, 2013 and 2012, respectively. In addition, the carrying values exclude $1,035,199 and $833,754 of lease financing receivables as of December 31, 2013 and 2012, respectively.
[3]	(3)The carrying value of other borrowings excludes $122,323 in repurchase agreements which have remaining maturities of less than one month as of December 31, 2012.